J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

 Exhibit 99.2 - Schedule 7

Client Name:	JP Morgan Chase Bank, NA
Client Project Name:	JPMC-CLN 2020-2 Mods_J12130_T31
Start - End Dates:	9/25/2020- 12/31/2020
Deal Loan Count:	3
Completed Loans	3

Mod Upload

Loans in Report:	3

Loan Number	Modified Note Status	Mod Type	Mod First Payment Date	Mod Maturity Date	Mod Forbearance Amount	Post Mod UPB	Post Mod Rate	Post Mod Payment	Step Rate Dates	Step Rates	Step Payments	Calculated P&I (Mod)	DPM First Payment Date	DPM PIA Amount	Recast Payment	Modification Comments
3158537264	Present	HAMP	XXXX	02/01/2054	209203.61	446017.58	2.000	$717.13	02/01/2014,02/01/2019,02/01/2020,02/01/2021	2.000,3.000,4.000,4.375	717.13,833.14,955.60,1002.65	$722.07	Not Applicable	Not Applicable	(No Data)	10/13/2020: Per MSP $209,203.61, is the current deferred 2nd balance. The Original amount was 254,340.69, MOD in Copies of MODs folder.
																10/20/2020: Letter found in Mod file forgives $45,137.08 making the new deferred balance $209,203.61 which reconciles with tape.
3158537322	Present	Non-HAMP Mod	XXXX	04/01/2060	0.00	179359.73	3.750	$721.97	Not Applicable	Not Applicable	Not Applicable	$721.97	Not Applicable	Not Applicable	(No Data)	Modification located on page 1
3158537393	Present	Non-HAMP Mod	XXXX	07/01/2059	0.00	156690.4	4.125	$667.10	Not Applicable	Not Applicable	Not Applicable	$667.11	Not Applicable	Not Applicable	(No Data)	(No Data)